As filed with the SEC on August 28, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2008 – June 30, 2008

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of June 30, 2008 are attached.

TRANSAMERICA

INCOME SHARES, INC.

N-Q

June 30, 2008

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At June 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (8.3%)
U.S. Treasury Note
2.00%, due 02/28/2010 ^	$600	$596
2.88%, due 01/31/2013	500	491
3.50%, due 05/31/2013 ^	2,185	2,201
3.88%, due 05/15/2018 ^	740	734
4.13%, due 08/31/2012 ^	1,855	1,920
4.50%, due 03/31/2009	3,000	3,048
4.88%, due 06/30/2012 ^	1,455	1,546
Total U.S. Government Obligations (cost $10,364)		10,536

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	1,876	1,880
Total U.S. Government Agency Obligations (cost $1,838)		1,880

MORTGAGE-BACKED SECURITIES (4.0%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	1,305	1,133
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class J-144A
5.69%, due 12/11/2049	1,550	681
Crown Castle Towers LLC
Series 2006-1A, Class C-144A
5.47%, due 11/15/2036	1,100	1,015
SBA CMBS Trust
Series 2006-1A, Class D-144A
5.85%, due 11/15/2036	1,212	1,091
SBA CMBS Trust
Series 2006-1A, Class E-144A
6.17%, due 11/15/2036	540	477
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class H-144A
6.16%, due 10/15/2048	1,240	685
Total Mortgage-Backed Securities (cost $6,691)		5,082

CORPORATE DEBT SECURITIES (82.6%)
Aerospace & Defense (3.1%)
Boeing Co.
8.75%, due 08/15/2021	2,000	2,513
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	1,525	1,487
Air Freight & Logistics (0.9%)
FedEx Corp.
9.65%, due 06/15/2012	1,000	1,151
Airlines (1.1%)
Delta Air Lines, Inc.
6.82%, due 08/10/2022	953	798
United Airlines, Inc.
6.64%, due 07/02/2022	715	581
Automobiles (0.8%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	1,000	1,063
Beverages (2.1%)
Brown-Forman Corp.
5.20%, due 04/01/2012	1,400	1,411
Sabmiller PLC -144A
6.20%, due 07/01/2011	1,250	1,282
Building Products (0.6%)
CRH America, Inc.
5.30%, due 10/15/2013	770	717
Capital Markets (1.7%)
Lazard Group
7.13%, due 05/15/2015	1,300	1,216
Morgan Stanley
6.63%, due 04/01/2018	1,025	971
Chemicals (1.9%)
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014	400	342
Mosaic Co. -144A
7.63%, due 12/01/2016	400	426
Nalco Co.
7.75%, due 11/15/2011	600	600
PPG Industries, Inc.
5.75%, due 03/15/2013	1,070	1,088
Commercial Banks (6.9%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž	950	968
General Electric Capital Corp.
4.80%, due 05/01/2013	1,145	1,122
HBOS PLC -144A
6.66%, due 05/21/2037 Ž	1,435	1,005
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž	1,500	1,840
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	1,245	1,229
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	1,300	1,263
PNC Bank NA
6.88%, due 04/01/2018	730	724
Shinsei Finance Cayman, Ltd. -144A
6.42%, due 07/20/2016 Ž	876	615
Commercial Services & Supplies (0.2%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	300	308
Construction Materials (1.1%)
Lafarge SA
7.13%, due 07/15/2036	1,000	909

2

	Principal	Value
Construction Materials (continued)
Texas Industries, Inc.
7.25%, due 07/15/2013	$500	$497
Consumer Finance (0.7%)
Cardtronics, Inc.
9.25%, due 08/15/2013	525	496
Ford Motor Credit Co. LLC
9.88%, due 08/10/2011	475	400
Containers & Packaging (1.3%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 ^	160	142
Graphic Packaging International Corp.
9.50%, due 08/15/2013	425	406
Rexam PLC -144A
6.75%, due 06/01/2013	1,180	1,178
Diversified Financial Services (5.8%)
Bank of America Corp.
5.75%, due 12/01/2017	1,300	1,221
Citigroup, Inc.
6.13%, due 05/15/2018	1,275	1,220
Galaxy Entertainment Finance Co., Ltd. -144A
9.88%, due 12/15/2012	500	485
Glencore Funding LLC -144A
6.00%, due 04/15/2014	1,500	1,433
Kar Holdings, Inc.
10.00%, due 05/01/2015	500	420
Pemex Finance, Ltd.
9.03%, due 02/15/2011	2,145	2,290
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013	300	285
Diversified Telecommunication Services (0.3%)
West Corp.
11.00%, due 10/15/2016 ^	400	338
Electric Utilities (1.9%)
Energy Future Holdings Corp. -144A
10.88%, due 11/01/2017	300	303
Sempra Energy
7.95%, due 03/01/2010	1,400	1,476
Southern California Edison Co.
5.95%, due 02/01/2038	630	623
Electronic Equipment & Instruments (0.3%)
NXP BV
9.50%, due 10/15/2015 ^	400	348
Energy Equipment & Services (0.8%)
Weatherford International, Ltd.
5.15%, due 03/15/2013	1,000	994
Food & Staples Retailing (3.2%)
Aramark Corp.
8.50%, due 02/01/2015	700	686
Kroger Co.
8.05%, due 02/01/2010	1,220	1,277
Safeway, Inc.
4.95%, due 08/16/2010	1,000	1,006
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,200	1,206
Food Products (1.4%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	235	303
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,478
Gas Utilities (1.6%)
Intergas Finance BV -144A
6.38%, due 05/14/2017	260	231
Southern Union Co.
6.15%, due 08/16/2008	1,800	1,802
Health Care Equipment & Supplies (0.1%)
Bausch & Lomb, Inc. -144A
9.88%, due 11/01/2015	100	101
Hotels, Restaurants & Leisure (5.0%)
Carrols Corp.
9.00%, due 01/15/2013	450	392
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	600	536
Las Vegas Sands Corp.
6.38%, due 02/15/2015 ^	800	680
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	940	946
Starwood Hotels & Resorts Worldwide
7.88%, due 05/01/2012	1,500	1,526
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	675	596
Yum! Brands, Inc.
8.88%, due 04/15/2011	1,575	1,702
Independent Power Producers & Energy Traders (2.8%)
AES Corp.
8.00%, due 10/15/2017	650	637
AES Gener SA
7.50%, due 03/25/2014 ^	1,500	1,608
Empresa Nacional de Electricidad
SA/Chile -Class B
8.50%, due 04/01/2009	1,300	1,336
Industrial Conglomerates (1.5%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	1,250	1,260
Susser Holdings LLC
10.63%, due 12/15/2013	704	715
Insurance (1.0%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž	740	630
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065	850	668
IT Services (0.1%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	125	94

3

	Principal	Value
Machinery (3.2%)
Accuride Corp.
8.50%, due 02/01/2015 ^	$400	$294
Cummins, Inc.
5.65%, due 03/01/2098	2,000	1,373
Polypore, Inc.
8.75%, due 05/15/2012	450	448
Titan International, Inc.
8.00%, due 01/15/2012	600	588
Tyco Electronics Group SA
6.55%, due 10/01/2017	1,334	1,346
Media (7.3%)
AMFM, Inc.
8.00%, due 11/01/2008	1,415	1,436
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	1,500	1,691
Historic TW, Inc.
9.13%, due 01/15/2013	1,600	1,757
News America Holdings, Inc.
9.25%, due 02/01/2013	2,985	3,420
Omnicom Group, Inc.
5.90%, due 04/15/2016	1,035	1,011
Metals & Mining (2.4%)
BHP Billiton Finance, Ltd.
5.00%, due 12/15/2010	1,225	1,238
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	125	132
PNA Group, Inc.
10.75%, due 09/01/2016	375	441
Vale Overseas, Ltd.
6.25%, due 01/23/2017	1,250	1,210
Multiline Retail (1.0%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,275	1,259
Oil, Gas & Consumable Fuels (8.9%)
Burlington Resources, Inc.
9.88%, due 06/15/2010	480	533
Chesapeake Energy Corp.
6.88%, due 01/15/2016	1,500	1,447
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	750	682
Enterprise Products Operating, LP
8.38%, due 08/01/2066	600	600
Gazprom International SA -144A
7.20%, due 02/01/2020	514	512
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	1,500	1,624
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	200	203
OPTI Canada, Inc.
8.25%, due 12/15/2014	1,000	995
Petrobras International Finance Co.
5.88%, due 03/01/2018	1,300	1,251
PetroHawk Energy Corp.
9.13%, due 07/15/2013	1,000	1,025
Petroleum Development Corp.
12.00%, due 02/15/2018	400	423
Sabine Pass LNG, LP
7.50%, due 11/30/2016	850	765
Teppco Partners, LP
7.00%, due 06/01/2067	1,500	1,300
Paper & Forest Products (2.0%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	2,000	2,146
Exopack Holding, Inc.
11.25%, due 02/01/2014	475	441
Real Estate Investment Trusts (2.9%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	1,350	1,390
Hospitality Properties Trust
6.30%, due 06/15/2016	1,000	885
Host Hotels & Resorts, LP
7.13%, due 11/01/2013	1,500	1,395
Road & Rail (3.5%)
CSX Corp.
6.75%, due 03/15/2011	1,500	1,555
Hertz Corp.
10.50%, due 01/01/2016 ^	1,000	910
Kansas City Southern de Mexico SA
7.63%, due 12/01/2013	820	795
Norfolk Southern Corp.
6.20%, due 04/15/2009	1,145	1,163
Software (0.8%)
Oracle Corp.
5.75%, due 04/15/2018	1,074	1,073
Specialty Retail (0.2%)
Michaels Stores, Inc.
11.38%, due 11/01/2016 ^	360	286
Tobacco (0.4%)
Alliance One International, Inc.
11.00%, due 05/15/2012	450	463
Wireless Telecommunication Services (1.8%)
American Tower Corp. -144A
7.00%, due 10/15/2017	750	743
AT&T Wireless
8.13%, due 05/01/2012	1,400	1,533
Total Corporate Debt Securities (cost $108,204)		105,382

4

	Shares	Value
PREFERRED STOCKS (1.2%)
Diversified Telecommunication Services (0.6%)
Centaur Funding Corp. -144A, 9.08%	852	$840
Real Estate Investment Trusts (0.6%)
Tanger Factory Outlet Centers, 7.50%	33,334	756
Total Preferred Stocks (cost $1,671)		1,596

	Principal	Value
REPURCHASE AGREEMENT (3.6)%
State Street Repurchase Agreement	$4,634	4,634
1.05%, dated 06/30/2008 to be repurchased at $4,634 on 07/01/2008 o
Total Repurchase Agreement (cost $4,634)		4,634

	Shares	Value
SECURITIES LENDING COLLATERAL (8.6%)
State Street Navigator Securities Lending
Trust - Prime Portfolio, 2.66%	11,041	11,041
Total Securities Lending Collateral (cost $11,041)		11,041

Total Investment Securities (cost $144,443) #		$140,151

NOTES TO SCHEDULE OF INVESTMENTS:

^	At June 30, 2008, all or a portion of this security is on loan. The value at June 30, 2008, of all securities on loan is $10,792.
Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of June 30, 2008.
o	State Street Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Fund.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Interest rate shown reflects the yield at June 30, 2008.
#

Aggregate cost for federal income tax purposes is $144,443. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,492 and $5,784, respectively. Net unrealized depreciation for tax purposes is $4,292.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

                                                Level 1 - Quoted prices in active markets for identical securities.

                                                Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                                                Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$12,637	$127,514	$—	$140,151

DEFINITIONS:

144A      144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2008, these securities aggregated to $20,257 or 15.87% of the Fund’s net assets.

5

Item 2. Controls and Procedures.

(a)        The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted  by the U.S. Securities and Exchange Commission.

(b)       The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	August 28, 2008

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	August 28, 2008